Revenue	6 Months Ended
Jun. 30, 2025
Revenue
Revenue

14.  Revenue

The following table presents revenue disaggregated by contract type:

	Six Months Ended June 30, 2025
	Oncology/Immunology	Other Ventures	Total

	(in US$’000)
Invoiced Goods —Marketed Products	47,744	—	47,744
—Distribution	—	134,230	134,230
Services —Commercialization of Marketed Products	19,985	—	19,985
License & Collaborations —Services	14,201	—	14,201
—Royalties	31,310	—	31,310
—Licensing	12,090	—	12,090
—Manufacturing supply	18,117	—	18,117
	143,447	134,230	277,677

Third parties	143,447	133,503	276,950
Related parties (Note 17(i))	—	727	727
	143,447	134,230	277,677

	Six Months Ended June 30, 2024
	Oncology/Immunology	Other Ventures	Total

	(in US$’000)
Invoiced Goods —Marketed Products	64,667	—	64,667
—Distribution	—	137,044	137,044
Services —Commercialization of Marketed Products	28,222	—	28,222
—Research and Development	236	—	236
License & Collaborations —Services	35,740	—	35,740
—Royalties	34,907	—	34,907
—Manufacturing supply	4,865	—	4,865
	168,637	137,044	305,681

Third parties	168,401	135,042	303,443
Related parties (Note 17(i))	236	2,002	2,238
	168,637	137,044	305,681

The following table presents liability balances from contracts with customers:

	June 30,	December 31,
	2025	2024

	(in US$’000)
Deferred revenue
Current—Oncology/Immunology segment (note (a))	46,541	50,007
Current—Other Ventures segment (note (b))	302	64
	46,843	50,071
Non-current—Oncology/Immunology segment (note (a))	30,785	48,432
Total deferred revenue (note (c) and (d))	77,628	98,503

Notes:

(a)

Oncology/Immunology segment deferred revenue relates to unamortized upfront and milestone payments, invoiced amounts for royalties where the customer has not yet completed the in-market sale and advance consideration received for cost reimbursements which are attributed to research and development services that have not yet been rendered as at the reporting date.

(b)

Other Ventures segment deferred revenue relates to payments in advance from customers for goods that have not been transferred and services that have not been rendered to the customer as at the reporting date.

(c)	Estimated deferred revenue to be recognized over time as from the date indicated is as follows:

	June 30,	December 31,
	2025	2024

	(in US$’000)
Not later than 1 year	46,843	50,071
Between 1 to 2 years	20,826	39,288
Between 2 to 3 years	5,337	4,084
Between 3 to 4 years	966	1,095
Later than 4 years	3,656	3,965
	77,628	98,503

(d)	As at January 1, 2025, deferred revenue was US$98.5 million, of which US$30.7 million was recognized during the six months ended June 30, 2025.